Dec. 10, 2025
Baillie Gifford Long Term Global Growth Fund
1.	The third paragraph of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus is hereby restated in its entirety as follows:

The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.

BAILLIE GIFFORD FUNDS

Baillie Gifford Long Term Global Growth Fund

(the “Fund”)

Supplement dated December 10, 2025 to the Prospectus,
dated April 30, 2025, as supplemented or revised from time to time.